Inventory	12 Months Ended
Dec. 31, 2024
Disclosure of inventories [Abstract]
Inventory	Inventory
The bunker inventory mainly relates to the bunker fuel stored on board of the vessels. As of December 31, 2024, the carrying amount of the bunker inventory on board of the vessels amounted to $17.3 million (2023: $22.5 million). Bunkers delivered to vessels operating in the TI Pool and Stolt Pool, are sold to the TI Pool and Stolt Pool and bunkers on board of these pooled vessels are no longer shown as bunker inventory but as trade and other receivables.

The inventory on board of our vessels is accounted for on a first-in, first-out basis. No write down is needed as long as the freight market remains robust offsetting potential higher weighted average consumption costs of the bunker oil consumed from that inventory.

Bunker expenses and consumed lubricants are recognized in profit or loss upon consumption.
The other inventory as of December 31, 2024 amounts to $9.1 million and relates to trucks purchased to be converted into hydrotrucks for resale and spare parts used for the conversion of regular engines to hydrogen powered engines.